Segment Information Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Document Fiscal Year Focus	2016
Property, Plant and Equipment, Additions	$ 15,025	$ 26,777	$ 27,367
North America [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	9,770	10,207	6,775
International [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ 5,255	$ 16,570	$ 20,592